BUSINESS COMBINATIONS (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
BUSINESS COMBINATIONS
Revenue	$ 0	$ 10,611
Net loss	$ (3,118,865)	$ (2,903,590)